Housing loans and deposits from customers in the banking business	12 Months Ended
Mar. 31, 2011
Housing loans and deposits from customers in the banking business [Abstract]
Housing loans and deposits from customers in the banking business

12.	Housing loans and deposits from customers in the banking business

(1)	Housing loans in the banking business:

As discussed in Note 2, Sony adopted new disclosure guidance regarding credit quality of financing receivables and the allowance for credit losses.

Sony acquires and holds certain financial receivables in the normal course of business. A majority of financing receivables held by Sony, which are subject to this guidance, consist of housing loans in the banking business and no other significant financial receivables exist.

A subsidiary in the banking business monitors the credit quality of housing loans based on the classification set by the financial conditions and the past due status of individual obligators. Past due status is monitored on a daily basis and the aforementioned classification is reviewed on a quarterly basis.

The allowance for the credit losses is established based on the aforementioned classifications and the evaluation of collateral. The amount of housing loans in the banking business and the corresponding allowance for credit losses at March 31, 2010 were 555,105 million yen and 742 million yen, and at March 31, 2011 were 656,047 million yen and 925 million yen, respectively. During the fiscal year ended March 31, 2011, charge-offs on housing loans in the banking business and changes in the allowance for credit losses, which took into consideration the impact of the Great East Japan Earthquake discussed in Note 18, were not significant.

In addition, the balance of housing loans placed on nonaccrual status or past due status is not significant at March 31, 2011. A subsidiary in the banking business assesses the nonaccrual status based on the aforementioned classification, and may resume the accrual of the interest on the housing loan if the classification of the housing loan is changed.

(2)	Deposits from customers in the banking business:

All deposits from customers in the banking business within the Financial Services segment are interest bearing deposits. At March 31, 2010 and 2011, the balances of time deposits issued in amounts of 10 million yen or more were 243,629 million yen and 247,799 million yen, respectively. These amounts have been classified as current liabilities due to the ability of the customers to make withdrawals prior to maturity.

At March 31, 2011, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions

2013	20,864
2014	13,149
2015	1,990
2016	8,788
2017	1,459
Later years	26,818

Total	73,068